Pension and Other Post-Retirement Benefits - Benefit obligations assumptions (Details)	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	1.60%	2.26%
Rate of compensation increase	3.77%	3.68%
Social Security increase rate	2.50%	2.50%
Pension increase rate	1.80%	1.80%
Maximum
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	6.45%	7.10%
Minimum
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	0.45%	0.40%